Organization and Summary of Significant Accounting Policies (Details 18) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Cash Received From Stock Option Exercises And Related Income Tax Benefit
Cash Received from Stock Option Exercises	$ 474	$ 2,683	$ 770
Income Tax Benefit	$ 458	$ 729	$ 421